TOTAL OPERATING COSTS - Average Number of Employees (Details) - employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Total average staff employed	23,500	19,100	11,500
Commercial
Disclosure of products and services [line items]
Total average staff employed	7,700	6,100	3,500
Supply chain
Disclosure of products and services [line items]
Total average staff employed	13,500	10,800	6,400
Support functions
Disclosure of products and services [line items]
Total average staff employed	2,300	2,200	1,600